Aspiriant Trust

Aspiriant Risk-Managed Equity Allocation Fund

Aspiriant Risk-Managed Municipal Bond Fund

Aspiriant Defensive Allocation Fund

Aspiriant Risk-Managed Taxable Bond Fund

Supplement dated October 5, 2018

to the Statement of Additional Information dated July 1, 2018

This supplement updates information in the Statement of Additional Information (“SAI”) for the Funds and should be read in conjunction with SAI.

•	Effective October 3, 2018, Golden Gate Capital acquired a majority interest in Aperio Group, LLC, a sub-adviser to the Aspiriant Risk-Managed Equity Allocation Fund (“Equity Allocation Fund”). The information included in the SAI on page 43 under “Investment Sub-Advisers” is hereby revised accordingly.

•	As of February 28, 2018, John Allen owned $100,001-$500,000 of the Equity Allocation Fund. The information included in the table on page 51 of the SAI under “Portfolio Managers -- Ownership of Fund Shares” is hereby revised accordingly.

Please retain this supplement for future reference.